INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
Federal income tax rate (as a percent)	35.00%
Taxes receivable, current	$ 1.0
Taxes payable, current	2.0
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current (expense) benefit	9.0	$ 5.0	$ (3.0)
Deferred (expense) benefit	24.0	8.0	8.0
Income Tax (Expense) Benefit	33.0	13.0	5.0
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected income tax (expense) benefit	31.0	11.0	4.0
Dividends received deduction	2.0	1.0	1.0
Other	0.0	1.0	0.0
Income Tax (Expense) Benefit	33.0	$ 13.0	$ 5.0
Pro Forma | Internal Revenue Service (IRS)
Income Tax Examination [Line Items]
Expected impact on income tax benefit of amended corporate income tax returns	$ (0.2)